CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 2,832	$ 4	$ 113
TOTAL REVENUES	2,832	4	113
Cost of revenues	(19,641)		(590)
GROSS LOSS	(16,809)	4	(477)
OPERATING EXPENSES
Selling, general and administrative expenses	86,848	134,953	117,177
TOTAL OPERATING EXPENSES	86,848	134,953	117,177
LOSS FROM OPERATIONS	(103,657)	(134,949)	(117,654)
OTHER INCOME (EXPENSES)
Other income	0	10,765	0
Interest income	31	5	14
Other expense	(3,810)	(24,785)
TOTAL OTHER (EXPENSES) INCOME	(3,779)	(14,015)	14
LOSS BEFORE INCOME TAXES	(107,436)	(148,964)	(117,640)
INCOME TAX EXPENSE	0	0	0
NET LOSS	(107,436)	(148,964)	(117,640)
Comprehensive loss:
Net loss	(107,436)	(148,964)	(117,640)
Foreign currency translation (loss) income	(1,704)	25,115	49
Total comprehensive loss	$ (109,140)	$ (123,849)	$ (117,591)
Net loss per share:
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding:
Basic and diluted	108,591,506	107,005,276	104,524,189